Concentrations (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Concentration risk (as a percent)					30.80%	13.20%
Law Firm [Member]
Concentration Risk [Line Items]
Expenditures amount	$ 344,000		$ 790,000
Concentration risk (as a percent)	14.40%		10.70%		30.80%
Accounts payable	$ 412,000		$ 412,000		$ 342,000
Technology Partner [Member]
Concentration Risk [Line Items]
Expenditures amount	$ 261,000		$ 746,000	$ 679,000
Concentration risk (as a percent)	10.90%		10.10%
Accounts payable	$ 250,750		$ 250,750
Technology Partner [Member] | Supplier Expenditures [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)				13.00%
Accounts Payable [Member] | Law Firm [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)			23.40%
Accounts Payable [Member] | Technology Partner [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)			14.30%
Accounts Payable [Member] | Public Accounting Firm [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)			10.60%
Public Accounting Firm [Member]
Concentration Risk [Line Items]
Accounts payable	$ 186,000		$ 186,000
Revenue [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)	20.30%				17.00%
Sales revenue	$ 467,000
Revenue [Member] | No Single Customer [Member] | Maximum [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)		10.00%	10.00%	10.00%
Accounts Receivable [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)			22.00%		17.00%
Accounts receivable	480,000		$ 480,000		$ 121,000
Accounts Receivable [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)			11.00%		15.80%
Accounts receivable	$ 240,000		$ 240,000		$ 113,000
Accounts Receivable [Member] | Three Customer [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)					13.30%
Accounts receivable					$ 95,000